VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 5.9%
Anglogold Ashanti PLC (USD) 28,087 $ 2,734,550
AVZ Minerals Ltd. †∞ 1,399,901 302,020
Paladin Energy Ltd. * † 195,372 1,544,618
Perseus Mining Ltd. 599,968 2,182,032
6,763,220
Bermuda : 3.1%
Golar LNG Ltd. (USD) † 65,339 3,535,493
Underline
Burkina Faso : 2.3%
IAMGOLD Corp. (USD) * 136,852 2,575,555
Underline
Canada : 7.0%
B2Gold Corp. (USD) 41,068 186,038
Barrick Mining Corp. (USD) 57,496 2,345,262
Fortuna Mining Corp.
(USD) * 161,835 1,607,021
Ivanhoe Mines Ltd. * † 449,505 3,829,755
7,968,076
Egypt : 2.5%
Commercial International
Bank - Egypt (USD) (GDR) 1,309,086 2,893,080
Underline
India : 0.8%
MakeMyTrip Ltd. (USD) * † 25,430 948,285
Underline
Indonesia : 0.6%
Golden Agri-Resources Ltd.
(SGD) 3,001,900 713,248
Underline
Ivory Coast : 1.7%
Montage Gold Corp. (CAD) * 171,408 1,944,315
Underline
Kenya : 4.8%
Equity Group Holdings PLC 4,598,375 2,441,615
Safaricom PLC 14,271,559 3,020,145
5,461,760
Morocco : 15.5%
Attijariwafa Bank 111,692 8,172,280
Bank of Africa 108,179 2,311,356
Banque Centrale Populaire 151,192 3,924,904
Societe d'Exploitation des
Ports 41,193 3,366,062
17,774,602
Nigeria : 6.4%
Guaranty Trust Holding Co.
PLC 48,446,911 3,939,328
Zenith Bank PLC 48,449,451 3,350,265
7,289,593
Norway : 0.2%
Scatec ASA 144A * 15,067 202,008
Underline
South Africa : 33.5%
Absa Group Ltd. 82,019 1,167,929
African Rainbow Minerals
Ltd. † 11,013 150,235
Anglo American PLC (GBP) 118,392 5,064,408
Aspen Pharmacare Holdings
Ltd. 26,347 202,249
AVI Ltd. 31,316 189,991
Bid Corp. Ltd. † 30,473 725,584
Bidvest Group Ltd. † 31,633 420,510
Number
of Shares Value
South Africa (continued)
Capitec Bank Holdings Ltd. 8,898 $ 2,161,122
Clicks Group Ltd. 22,327 377,553
Discovery Ltd. † 59,158 858,124
Exxaro Resources Ltd. 23,623 309,987
FirstRand Ltd. † 591,928 2,995,522
Gold Fields Ltd. (ADR) 83,201 3,777,325
Growthpoint Properties
Ltd. † 249,970 236,133
Harmony Gold Mining Co.
Ltd. (ADR) 49,598 762,321
Impala Platinum Holdings
Ltd. † 85,207 1,197,918
Investec PLC (GBP) 49,842 382,740
Kumba Iron Ore Ltd. 6,877 128,284
Momentum Group Ltd. 128,044 272,080
Mr Price Group Ltd. 18,786 168,319
MTN Group Ltd. 154,335 1,781,455
Naspers Ltd. 77,765 3,976,430
Nedbank Group Ltd. 46,766 728,804
Northam Platinum Holdings
Ltd. 34,680 699,522
Old Mutual Ltd. 373,553 301,156
OUTsurance Group Ltd. † 91,375 371,532
Pepkor Holdings Ltd. 144A 344,272 457,542
Remgro Ltd. 51,854 571,144
Sanlam Ltd. † 188,831 981,579
Sasol Ltd. (ADR) * † 55,033 713,228
Shoprite Holdings Ltd. † 46,798 758,637
Sibanye Stillwater Ltd. (ADR) 64,893 799,482
Standard Bank Group Ltd. 134,441 2,406,777
Tiger Brands Ltd. 9,616 170,330
Valterra Platinum Ltd. 21,329 1,772,315
Woolworths Holdings Ltd. † 76,465 226,570
38,264,837
Tanzania : 1.3%
Helios Towers PLC (GBP) * 637,770 1,529,729
Underline
United Arab Emirates : 2.1%
Itissalat Al-Maghrib (MAD) 234,361 2,351,482
Underline
United Kingdom : 9.3%
Airtel Africa PLC 144A 1,014,599 4,661,337
Endeavour Mining PLC 86,867 5,214,337
Pan African Resources PLC 178,274 329,103
Vodacom Group Ltd. (ZAR) 44,374 374,123
10,578,900
United States : 0.5%
Royal Caribbean Cruises Ltd. 2,197 604,570
Underline
Zambia : 2.5%
First Quantum Minerals Ltd.
(CAD) * 121,157 2,887,522
Underline
Zimbabwe : 0.0%
Delta Corp. Ltd. 15,980 16,706
Econet Wireless Zimbabwe
Ltd. 2,231 907

VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Zimbabwe (continued)
TN CyberTech Investments
Holdings Ltd. * 32,900 $ 156
17,769
Total Common Stocks
(Cost: $93,470,043) 114,304,044
RIGHTS : 0.0%
(Cost: $0)
Morocco : 0.0%
Bank of Africa,
MAD 243.00, exp.
12/31/26* 15 0
Number
of Shares Value
Morocco (continued)
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $93,470,043) $ 114,304,044
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.1%
Money Market Fund: 2.1%
(Cost: $2,428,261)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 2,428,261 2,428,261
Total Investments: 102.1%
(Cost: $95,898,304) 116,732,305
Liabilities in excess of other assets: (2.1)% (2,397,640)
NET ASSETS: 100.0% $ 114,334,665
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
MAD Moroccan Dirham
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
† Security fully or partially on loan. Total market value of securities on loan is $13,792,654.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,320,887, or 4.7% of net assets.

* See Schedule of Investments for geographic regions.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 114,304,044
Australia $ 2,734,550 $ 3,726,650 $ 302,020 $ 6,763,220
Bermuda 3,535,493 — — 3,535,493
Burkina Faso 2,575,555 — — 2,575,555
Canada 7,968,076 — — 7,968,076
Egypt 2,893,080 — — 2,893,080
India 948,285 — — 948,285
Indonesia — 713,248 — 713,248
Ivory Coast 1,944,315 — — 1,944,315
Kenya 5,461,760 — — 5,461,760
Morocco 17,774,602 — — 17,774,602
Nigeria 7,289,593 — — 7,289,593
Norway 202,008 — — 202,008
South Africa 12,849,875 25,414,962 — 38,264,837
Tanzania — 1,529,729 — 1,529,729
United Arab Emirates — 2,351,482 — 2,351,482
United Kingdom 374,123 10,204,777 — 10,578,900
United States 604,570 — — 604,570
Zambia 2,887,522 — — 2,887,522
Zimbabwe 17,769 — — 17,769
Rights
 *
— 0 — 0
Money Market Fund 2,428,261 — — 2,428,261
Total Investments $ 72,489,437 $ 43,940,848 $ 302,020 $ 116,732,305